Loan impairment provisions	12 Months Ended
Dec. 31, 2018
Loan impairment provisions
Loan impairment provisions

14 Loan impairment provisions

Loan exposure and impairment metrics

The table below summarises loans and related credit impairment measures on an IFRS 9 basis at 31 December 2018 and 1 January 2018 and on an IAS 39 basis at 31 December 2017.

	31 December	1 January	31 December
	2018(1)	2018(1)	2017
	£m	£m	£m
Loans - amortised cost
Stage 1	285,985	333,929	—
Stage 2	26,097	26,972	—
Stage 3	7,718	11,283	—
	319,800	372,184	321,633
ECL provisions (2)
- Stage 1	285	261	—
- Stage 2	763	621	—
- Stage 3	2,320	3,565	—
	3,368	4,447	3,814
ECL provision coverage (3)
- Stage 1%	0.10	0.1	—
- Stage 2%	2.92	2.3	—
- Stage 3%	30.06	31.6	—
	1.05	1.2	1.20
Impairment losses
ECL charge (4)	398		530
ECL loss rate - annualised (basis points)	12.45	—	16.48
Amounts written off	1,494	—	1,210

Notes:

(1)

The analysis tables as at 31 December 2018 include all loans within IFRS 9 ECL scope and exclude debt securities. The comparative table at 1 January 2018 includes loans and debt securities of £50.4 billion, of which £42.7 billion related to debt securities classified as FVOCI. ECL on these debt securities at 1 January 2018 was £28 million, of which £4 million related to those classified as FVOCI.

(2)

ECL provisions in the above table are provisions on loan assets only. Other ECL provisions not included, relate to cash, debt securities and contingent liabilities and amount to £28 million, of which £5 million was FVOCI.

(3)	ECL provisions coverage is ECL provisions divided by loans - amortised cost.
(4)

ECL charge balances in the above table included a £3 million charge relating to other financial assets, of which a £1 million charge related to assets at FVOCI; and a £31 million release related to contingent liabilities.

Critical accounting policy: Loan impairment provisions

The Group's 2017 loan impairment provisions were established in accordance with IAS 39 in respect of incurred losses.  They comprised individual and collective components as more fully explained in the 2017 Annual Report on Form 20-F. In 2018 the loan impairment provisions have been established in accordance with IFRS 9.  Accounting policy 14 sets out how the expected loss approach is applied. At 31 December 2018, customer loan impairment provisions amounted to £3,368 million (2017 - £3,814 million). A loan is impaired when there is objective evidence that the cash flows will not occur in the manner expected when the loan was advanced. Such evidence includes changes in the credit rating of a borrower, the failure to make payments in accordance with the loan agreement; significant reduction in the value of any security; breach of limits or covenants; and observable data about relevant macroeconomic measures.

The impairment loss is the difference between the carrying value of the loan and the present value of estimated future cash flows at the loan's original effective interest rate.

The measurement of credit impairment under the IFRS expected loss model depends on management's assessment of any potential deterioration in the creditworthiness of the borrower, its modelling of expected performance and the application of economic forecasts. All three elements require judgments that are potentially significant to the estimate of impairment losses. Further information and sensitivity analyses are on Page 119.

IFRS 9 ECL model design principles

To meet IFRS 9 requirements for ECL estimation, PD, LGD and EAD used in the calculations must be:

•	Unbiased - material regulatory conservatism has been removed to produce unbiased model estimates;
•	Point-in-time - recognise current economic conditions;
•	Forward-looking - incorporated into PD estimates and, where appropriate, EAD and LGD estimates; and
•	For the life of the loan - all models produce a term structure to allow a lifetime calculation for assets in Stage 2 and Stage 3.

IFRS 9 requires that at each reporting date, an entity shall assess whether the credit risk on an account has increased significantly since initial recognition. Part of this assessment requires a comparison to be made between the current lifetime PD (i.e. the current probability of default over the remaining lifetime) with the equivalent lifetime PD as determined at the date of initial recognition.

The general approach for the IFRS 9 LGD models has been to leverage the Basel LGD models with bespoke IFRS 9 adjustments to ensure unbiased estimates, i.e. use of effective interest rate as the discount rate and the removal of: downturn calibration, indirect costs, other conservatism and regulatory floors.

For Wholesale, while conversion ratios in the historical data show temporal variations, these cannot (unlike in the case of PD and some LGD models) be sufficiently explained by the CCI measure and are presumed to be driven to a larger extent by exposure management practices. Therefore point-in-time best estimates measures for EAD are derived by estimating the regulatory model specification on a rolling five year window.

Approach for multiple economic scenarios (MES)

The base scenario plays a greater part in the calculation of ECL than the approach to MES.